RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of restatement of previously issued financial statements

The restated Consolidated Balance Sheet as of December 31, 2015, the related Consolidated Statements of Operations and Comprehensive loss and the Statement of Cash Flows for the year ended December 31, 2015, is presented below:

QPAGOS CORPORATION

CONSOLIDATED BALANCE SHEET

December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
Assets

Current Assets
Cash	$832,159			$832,159
Accounts receivable	242,075			242,075

Inventory	668,567	(279,746)	(A)	388,821
Recoverable IVA taxes and credits	417,897			417,897
Prepayments	52,014			52,014
Total Current Assets	2,212,712	(279,746)		1,932,966

Non-Current Assets
Plant and equipment, net	70,537	229,851	(A)	300,388
Intangibles, net	211,417			211,417
Other assets	11,712			11,712
Total Non-Current Assets	293,666	229,851		523,517
Total Assets	$2,506,378	$(49,895)		$2,456,483

Liabilities and Stockholders' Equity (Deficit)

Current Liabilities
Accounts payable	$38,372			$38,372
Notes payable	103,320			103,320
IVA and other taxes payable	192,044			192,044
Advances from customers	1,986			1,986
Total Current Liabilities	335,722	-		335,722

Total Liabilities	335,722	-		335,722

Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 50,000,000 shares authorized, 22,392,000 and 4,619,314 shares issued and outstanding as of December 31, 2015 and 2014, respectively.	4,478			4,478
Additional paid-in-capital	5,735,861			5,735,861
Accumulated deficit	(3,989,689)	(36,459)		(4,026,148)
Accumulated other comprehensive income	420,006	(13,436)		406,570
Total stockholder's equity (deficit) - controlling interest	2,170,656	(49,895)		2,120,761
Non-controlling interest	-	-		-
Total Stockholders' Equity (Deficit)	2,170,656	(49,895)		2,120,761
Total Liabilities and Stockholders' Equity (Deficit)	$2,506,378	$(49,895)		$2,456,483

QPAGOS

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

Year Ended December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated

Revenues
Airtime	$739,894			$739,894
Kiosk sales	321,239			321,239
Commissions on services	66,674			66,674
Other	137			137
	1,127,944	-		1,127,944

Cost of Goods Sold
Airtime	710,155			710,155
Kiosk sales	369,909			369,909
Depreciation - kiosks	-	35,496	(A)	35,496
Other	40,172			40,172
	1,120,236	35,496		1,155,732

Gross (Loss) Profit	7,708	(35,496)		(27,788)

General and administrative	2,000,714	779,862	(B)	2,780,576
Depreciation and amortization	37,810	(5,459)	(A)	32,351
Total Expense	2,038,524	774,403		2,812,927
Loss from Operations	(2,030,816)	(809,899)		(2,840,715)

Other (expense) income	203			203
Interest expense, net	(2,241)			(2,241)
Foreign currency loss	(466,920)	-		(466,920)
Loss before Provision for Income Taxes	(2,499,774)	(809,899)		(3,309,673)

Provision for Income Taxes	-	-		-

Net Loss	(2,499,774)	(809,899)		(3,309,673)

Net loss attributable to non-controlling interest	-	-		-

Net Loss Attributable to Controlling Interest	$(2,499,774)	$(809,899)		$(3,309,673)

Net Loss Per Share - Basic and Diluted	$(0.10)			$(0.13)

Weighted Average Number of Shares Outstanding - Basic and Diluted	25,698,747			25,698,747

Other Comprehensive Income
Foreign currency translation adjustment	267,257	(13,436)		253,821

Total Comprehensive Loss	(2,232,517)	(823,335)		(3,055,852)

Comprehensive loss attributable to non-controlling interest	-	-		-

Comprehensive Loss Attributable to Controlling Interest	$(2,232,517)	$(823,335)		$(3,055,852)

QPAGOS

CONSOLIDATED STATEMENT OF CASH FLOWS

Year Ended December 31, 2015

	As
	Previously			As
	Reported	Adjustments	Notes	Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to the company	$(2,499,774)	$(809,899)		$(3,309,673)
Less: loss attributable to non-controlling interest	-			-
Net loss	(2,499,774)	(809,899)		(3,309,673)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation expense	34,227	30,037	(A)	64,264
Amortization expense	3,583			3,583
Equity based compensation charge	166,715	121,285	(B)	288,000
Shares issued for services	-	658,577	(B)	658,577
Other foreign currency movements	-	13,436	(A)	13,436
Changes in Assets and Liabilities
Accounts receivable	(226,161)			(226,161)
Inventory	(21,581)			(21,581)
Recoverable IVA taxes and credits	(246,697)			(246,697)
Prepayments	(2,014)			(2,014)
Other assets	(5,520)			(5,520)
Accounts payable and accrued expenses	(64,129)			(64,129)
IVA and other taxes payable	183,689			183,689
Advances from customers	(1,106)			(1,106)
Interest accruals	3,320			3,320
CASH USED IN OPERATING ACTIVITIES	(2,675,448)	13,436		(2,662,012)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,779)			(4,779)
Intangible assets	(215,000)			(215,000)
NET CASH USED IN INVESTING ACTIVITIES	(219,779)	-		(219,779)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on common stock issued	2,990,000			2,990,000
Share issue expenses	(388,700)			(388,700)
Proceeds from loans payable	685,001			685,001
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,286,301	-		3,286,301

Effect of exchange rate changes on cash and cash equivalents	267,257	(13,436)		253,821

NET INCREASE IN CASH	658,331	-		658,331
CASH AT BEGINNING OF PERIOD	173,828			173,828
CASH AT END OF PERIOD	$832,159	$-		$832,159

CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes	$-	$-		$-
Cash paid for interest	$-	$-		$-

NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of debt to equity	$2,909,423	$-		$2,909,423

NOTES

A.	Adjustment to reclassify kiosk inventory utilized by the Company to generate revenue, to fixed assets and the recording of the related depreciation thereon.

B.	Adjustment to record equity based compensation to officers of the Company and consultants.